Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning	5,435,629	5,509,379
Options granted	0	25,000
Number of Options, Exercised	(5,416)	(63,750)
Outstanding ending	5,415,213	5,435,629	5,509,379
Number of Options, Outstanding, Weighted average remaining contractual life as of December 31, 2024	5 years 9 months 25 days	6 years 21 days	7 years 14 days
Number of Options, Options exercisable	4,775,534	4,582,807
Number of Options, Exercisable, Weighted average remaining contractual life as of December 31, 2024	5 years 7 months 9 days	5 years 9 months 10 days
Outstanding beginning	$ 0.43	$ 0.43
Weighted-Average Exercise Price, Granted		0.92
Weighted-Average Exercise Price, Exercised	0.63	0.08
Outstanding ending	0.43	0.43	$ 0.43
Options exercisable	0.39	0.38
Weighted-Average Exercise Price, Options vested and expected to vest at December 31, 2024	$ 0.43	$ 0.43
Aggregate Intrinsic Value, Outstanding at December 31, 2024	$ 2,899	$ 2,914	$ 2,699
Aggregate Intrinsic Value, Options exercisable at December 31, 2024	2,747	2,700
Aggregate Intrinsic Value, Options vested and expected to vest at December 31, 2024	$ 2,899	$ 2,914
Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning	113,487	219,379
Options granted		84,587
Number of Options, Forfeited		(91,980)
Number of Options, Expired		(98,499)
Outstanding ending	113,487	113,487	219,379
Number of Options, Outstanding, Weighted average remaining contractual life as of December 31, 2024		7 years 3 months 25 days
Number of Options, Options exercisable	64,989	61,867
Number of Options, Exercisable, Weighted average remaining contractual life as of December 31, 2024		6 years 29 days
Number of Options, Options vested and expected to vest at December 31, 2024		113,487
Number of Options, Vested and expected to vest, Weighted average remaining contractual life as of December 31, 2024		7 years 3 months 25 days
Outstanding beginning	$ 319.80	$ 467.64
Weighted-Average Exercise Price, Granted		30.96
Weighted-Average Exercise Price, Forfeited		182.88
Weighted-Average Exercise Price, Expired		529.29
Outstanding ending	$ 319.8	319.80	$ 467.64
Options exercisable		454.26
Weighted-Average Exercise Price, Options vested and expected to vest at December 31, 2024		$ 319.86
Fair value of options vested		$ 10,768	$ 12,810	$ 14,156